Discontinued Operations (Cash Flow Activities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Purchases of property, plant and equipment	$ (80,425)	$ (96,483)	$ (99,818)
AMS
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net loss	(785,469)	(777,124)	(643,137)
Depreciation and amortization	70,275	72,003	84,089
Purchases of property, plant and equipment	$ (4,423)	$ (3,517)	$ (5,271)